NET SALES (Tables)	12 Months Ended
Dec. 31, 2024
NET SALES
Analysis of Revenue from Continuing Operations
	12/31/2024	12/31/2023	12/31/2022
Gross revenue from the sale of products and services	50,141,542	45,298,287	45,977,407
Construction revenue	1,602,284	1,494,142	1,217,818
Indirect taxes and other deductions	(7,793,084)	(7,323,932)	(7,872,439)
Net sales	43,950,742	39,468,497	39,322,786

Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition
	12/31/2024	12/31/2023	12/31/2022
At a point in time
Natural gas distribution	16,186,691	15,737,450	17,854,412
Lubricants, base oil and other	9,424,869	9,285,675	8,690,659
Lease and sale of property	1,441,809	743,411	834,616
Electricity trading	—	—	238,544
Other	596,633	538,445	418,847
	27,650,002	26,304,981	28,037,078
Over time
Railroad transportation services	13,251,052	10,379,017	9,503,965
Container operations	685,337	558,699	337,543
Construction revenue	1,602,284	1,494,141	1,217,818
Other services	823,500	792,951	289,418
	16,362,173	13,224,808	11,348,744

Eliminations	(61,433)	(61,292)	(63,036)
Total net sales	43,950,742	39,468,497	39,322,786